Related parties (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Expenses
Finance costs	€ 68	€ 62
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	58	52
Total expenses	126	114
Income
Finance income	212	225
Dividends received	0	0
Services rendered	16	15
Sale of stocks	0	0
Other income	782	667
Total income	1,010	907
Debt balances:
Customers and commercial debtors	0		€ 0
Loans and credits granted	10,829		10,413
Other collection rights	348		391
Debit balances	11,177		10,804
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	3,339		3,177
Other payment obligations	179		191
Credit balances	3,518		3,368
Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	225	395
Financing agreements: loans and capital contributions (borrower)	434	(267)
Guarantees provided	(8)	13
Guarantees received	0	0
Commitments acquired	54	20
Dividends and other distributed profit	26	36
Other transactions	(32)	(207)
Significant shareholders
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	0		0
Other collection rights	0		0
Debit balances	0		0
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	0		0
Other payment obligations	0		0
Credit balances	0		0
Significant shareholders | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	0	0
Financing agreements: loans and capital contributions (borrower)	0	0
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	0	0
Dividends and other distributed profit	0	0
Other transactions	0	0
Directors and executives
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	20		18
Other collection rights	0		0
Debit balances	20		18
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	13		15
Other payment obligations	0		0
Credit balances	13		15
Directors and executives | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	2	3
Financing agreements: loans and capital contributions (borrower)	(2)	(5)
Guarantees provided	0	2
Guarantees received	0	0
Commitments acquired	0	0
Dividends and other distributed profit	3	3
Other transactions	0	0
Group companies or entities
Expenses
Finance costs	67	60
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	57	51
Total expenses	124	111
Income
Finance income	209	221
Dividends received	0	0
Services rendered	16	15
Sale of stocks	0	0
Other income	781	666
Total income	1,006	902
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	10,495		10,121
Other collection rights	333		370
Debit balances	10,828		10,491
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	3,109		2,786
Other payment obligations	179		191
Credit balances	3,288		2,977
Group companies or entities | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	183	281
Financing agreements: loans and capital contributions (borrower)	283	(424)
Guarantees provided	0	7
Guarantees received	0	0
Commitments acquired	40	27
Dividends and other distributed profit	0	0
Other transactions	(26)	(204)
Other related parties
Expenses
Finance costs	1	2
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	1	1
Total expenses	2	3
Income
Finance income	3	4
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	1	1
Total income	4	5
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	314		274
Other collection rights	15		21
Debit balances	329		295
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	217		376
Other payment obligations	0		0
Credit balances	217		€ 376
Other related parties | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	40	111
Financing agreements: loans and capital contributions (borrower)	153	162
Guarantees provided	(8)	4
Guarantees received	0	0
Commitments acquired	14	(7)
Dividends and other distributed profit	23	33
Other transactions	€ (6)	€ (3)